Financial Instruments and Risk Management - Interest Rate Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2022	Dec. 06, 2021	Dec. 05, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value gain/(loss)	$ 5,200,000	$ 1,200,000
Contract amount in U.S. Dollars	$ 684,700,000	539,500,000
Interest rate swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percentage	1.00%
Reasonably possible change in risk variable, impact on interest expense	$ 6,300,000
Reasonably possible change in risk variable, unhedged items, impact on interest expense	3,000,000.0
Fair value gain/(loss)	$ 18,700,000	(6,900,000)
Gains on change in fair value of derivatives		500,000
Reasonable possible change in risk variable, decrease in unrealized loss, basis points	0.25%
Reasonable possible change in risk variable, unrealized gain, basis points	0.25%
Foreign currency forwards and swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percentage	1.00%
Initial Swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Losses on change in fair value of derivatives		7,400,000
Credit Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 627,200,000	660,400,000
Incremental Term Loan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	346,800,000	365,000,000.0			$ 250,000,000.0
Unhedged borrowings	116,800,000	265,000,000.0
Contract amount in U.S. Dollars	230,000,000.0	100,000,000.0
Incremental Term Loan | Interest rate swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract amount in U.S. Dollars	50,000,000.0
Incremental Term Loan | Interest rate swaps | First Extended Initial Swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged item, liabilities			$ 100,000,000.0
Term Loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	627,200,000	660,400,000				$ 470,400,000	$ 592,300,000
Unhedged borrowings	297,200,000	460,400,000
Contract amount in U.S. Dollars	330,000,000.0	200,000,000.0
Term Loans | Interest rate swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged item, liabilities	$ 330,000,000.0	$ 200,000,000.0
Percentage of debt hedged	53.00%	30.00%
Initial Term Loan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 280,400,000	$ 295,400,000		$ 350,000,000.0
Unhedged borrowings	180,400,000	195,400,000
Contract amount in U.S. Dollars	100,000,000.0	100,000,000.0
Initial Term Loan | Interest rate swaps | Initial Swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged item, liabilities	100,000,000.0
Initial Term Loan | Interest rate swaps | First Extended Initial Swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged item, liabilities	100,000,000.0
Second Incremental Term Loan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings				$ 365,000,000.0
Second Incremental Term Loan | Interest rate swaps | First Extended Initial Swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged item, liabilities	100,000,000.0
Second Incremental Term Loan | Interest rate swaps | Incremental Swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged item, subject to cancellation			50,000,000.0
Second Incremental Term Loan | Interest rate swaps | Additional Incremental Swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged item, liabilities			$ 130,000,000.0
Revolving Credit Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	0	$ 0
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, impact on unrealized gain	(2,100,000)
Maximum | Interest rate swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, impact on unrealized gain	$ (2,100,000)